PROVISIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions
Provisions at beginning of period	$ 937.9
Additions	42.2
Reductions	(90.6)
Reclamation spending	(20.6)
Accretion	25.5
Reclamation expense	23.5
Disposals	(111.2)
Provisions at end of period	806.7	$ 937.9
Current portion	50.8
Non-current portion	755.9
Other operating expense	113.8	266.4
Reclamation and remediation obligations
Provisions
Provisions at beginning of period	867.0
Additions	31.8
Reductions	(38.2)
Reclamation spending	(20.6)
Accretion	25.5
Reclamation expense	23.5
Disposals	(110.0)
Provisions at end of period	779.0	867.0
Current portion	50.4
Non-current portion	728.6
Other operating expense	23.5	1.8
Letter of credit issued to various agencies	463.2	384.7
Surety bonds outstanding	$ 317.0	$ 307.4
Reclamation and remediation obligations | Minimum
Provisions
Discount rate used in estimating site restoration cost obligation (in percent)	3.90%	1.30%
Inflation rate used in estimating the site restoration cost obligation (in percent)	2.00%	2.30%
Reclamation and remediation obligations | Maximum
Provisions
Discount rate used in estimating site restoration cost obligation (in percent)	8.80%	10.30%
Inflation rate used in estimating the site restoration cost obligation (in percent)	8.70%	5.30%
Other
Provisions
Provisions at beginning of period	$ 70.9
Additions	10.4
Reductions	(52.4)
Disposals	(1.2)
Provisions at end of period	27.7	$ 70.9
Current portion	0.4
Non-current portion	$ 27.3